ACCRUED EXPENSES (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Payables and Accruals [Abstract]
Payroll and related taxes	$ 277.5	$ 293.0
Income and other taxes	87.8	220.7
Customer rebates and sales returns	78.9	77.1
Insurance and benefits	85.2	88.9
Accrued restructuring costs	193.8	125.2
Derivative financial instruments	66.6	78.0
Warranty costs	77.1	78.6
Deferred revenue	79.7	78.1
Forward stock purchase contract	0	350.0
Other	289.6	290.4
Total	$ 1,236.2	$ 1,680.0